UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended December 31, 2006

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                               [  ]  is a restatement.
                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Riverpark Capital LLC

Address: 156 West 56th Street, 24th Floor, New York, NY 10019

Form 13F File Number:  28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Alan Leibel

Title: Chief Financial Officer

Phone: (212) 484-2108

Signature, Place, and Date of Signing:

/s/ Alan Leibel                  New York, NY                  02/06/07
     (Name)                      (City, State)                  (Date)

Report Type (Check only one.):
----------------------------

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     33 Items

Form 13F Information Table Value Total:     $ 361,212.697 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                                                                                            Voting
                                                                        Shares/                                          Authority
                                Title of                                 Prn         Sh/   Put/  Investment   Other
        Name of Issuer          Class      CUSIP       Value (x $1000)   Amt.        Prn   Call  Discretion   Managers        Sole
----------------------------    --------   ---------   ---------------  -------      ---   ----  ----------   --------  ----------


AMERICAN EXPRESS CO             COM        025816109    59,550.0320      981,540     SH          Sole                     981,540

APPLE COMPUTER INC              COM        037833100     1,374.4080      16,200      SH          Sole                      16,200

AQUANTIVE INC                   COM        03839G105     1,621.9870      65,774      SH          Sole                      65,774

BED BATH & BEYOND INC           COM        075896100     2,810.0660      73,755      SH          Sole                      73,755

BEST BUY INC                    COM        086516101     2,257.8210      45,900      SH          Sole                      45,900

                                PAIRED
CARNIVAL CORPORATION            CTF        143658300    71,058.3430      1,448,692   SH          Sole                    1,448,692

CELL GENESYS INC                COM        150921104      737.8340       217,650     SH          Sole                     217,650

SCHWAB CHARLES CORP NEW         COM        808513105    79,008.5420      4,085,240   SH          Sole                    4,085,240

CHICAGO MERCANTILE HLDGS INC    CL A       167760107      734.0400       1,440       SH          Sole                      1,440

CHOICEPOINT INC                 COM        170388102     1,794.1530      45,560      SH          Sole                      45,560

CINTAS CORP                     COM        172908105     1,687.6750      42,500      SH          Sole                      42,500

CLEAR CHANNEL OUTDOOR HLDGS     CL A       18451C109     1,479.2300      53,000      SH          Sole                      53,000

COACH INC                       COM        189754104     1,175.3860      27,360      SH          Sole                      27,360

DELL INC                        COM        24702R101     1,203.4920      47,967      SH          Sole                      47,967

E TRADE FINANCIAL CORP          COM        269246104     2,186.3760      97,519      SH          Sole                      97,519

EBAY INC                        COM        278642103      828.0980       27,539      SH          Sole                      27,539

ELECTRONIC ARTS INC             COM        285512109      936.1420       18,589      SH          Sole                      18,589

EQUINIX INC                     COM        29444U502      529.3400       7,000       SH          Sole                      7,000

GETTY IMAGES INC                COM NEW    374276103    79,462.1450      1,855,725   SH          Sole                    1,855,725

                                COM PAR
GRUBB & ELLIS CO                $0.01      400095204     2,040.5380      177,130     SH          Sole                     177,130

ICONIX BRAND GROUP INC          COM        451055107     2,221.7060      114,580     SH          Sole                     114,580

IRON MTN INC                    CL A       462846106    25,465.4400      616,000     SH          Sole                     616,000

LAMAR ADVERTISING CO            COM        512815101     1,658.9440      25,370      SH          Sole                      25,370

LOWES COS INC                   COM        548661107     3,258.9130      104,620     SH          Sole                     104,620

MARRIOTT INTL INC NEW           CL A       571903202     1,555.0990      32,588      SH          Sole                      32,588

MONSTER WORLDWIDE INC           COM        611742107     2,697.6580      57,840      SH          Sole                      57,840

MOODYS CORP                     COM        615369105     2,358.7440      34,155      SH          Sole                      34,155

MOVE INC COM                    COM        62458M108     1,769.6250      321,166     SH          Sole                     321,166

NEUROCRINE BIOSCIENCES INC      COM        64125C109      271.2010       26,027      SH          Sole                      26,027

RACKABLE SYS INC                COM        750077109     1,012.7190      32,700      SH          Sole                      32,700

TARGET CORP                     COM        87612E106     2,155.3490      37,780      SH          Sole                      37,780

                                SH BEN
VORNADO RLTY TR                 INT        929042109     2,863.7550      23,570      SH          Sole                      23,570

WELLPOINT INC.                  COM        94973V107     1,447.8960      18,400      SH          Sole                      18,400

                                                        $ 361,212.67    10,780,876                                      10,780,876

